CONVERTIBLE NOTE	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
CONVERTIBLE NOTE

14. CONVERTIBLE NOTE

On July 24, 2024, the Company entered into a securities purchase agreement with an investor, pursuant to which the investor agreed to purchase from the Company a convertible promissory note in the aggregate principal amount of RMB35,000,000 (approximately $4.8 million). The Company received the aggregate principal amount of RMB35,000,000 in July 2024 and the convertible note financing closed on August 12, 2024. On January 14, 2025, the parties to the securities purchase agreement executed a termination agreement and agreed to terminate the securities purchase agreement and the convertible note and release each other party from all other claims and liabilities. The note proceeds of RMB35,000,000 have been repaid to the investor in October 2024.

On November 26, 2024, the Company entered into a securities purchase agreement (the “November 2024 SPA”) with Streeterville Capital, LLC, a Utah limited liability company (the “Investor”), pursuant to which the Company issued to the Investor (i) an unsecured convertible note (“Convertible Note”), in the principal amount of $1,851,000, bearing interest at a rate of 7% per annum and having a term of one year after the purchase price of the Convertible Note is delivered by the Investor to the Company with an aggregate original issue discount of US$151,000, and (ii) 1,800,000(after the Share Combination: 60,000) ordinary shares (“Pre-Delivery Shares”) of the Company in aggregate with no par value, which is for pre-delivery and subject to the Company’s repurchase right upon repayment of the notes. The Investor has the right at any time beginning on the earlier of (a) the date that is six months after the purchase price of the Convertible Note is delivered by the Investor to the Company, and (b) the effective date of the registration statement on Form F-1 to register the Investor’s resale of conversion shares and Pre-Delivery Shares, until the Outstanding Balance (the principal amount plus accrued but unpaid interest, collection and enforcements costs incurred by Lender, transfer, stamp, issuance and similar taxes and fees related to Conversions, and any other fees or charges incurred under this Convertible Note as of any date of determination) has been paid in full, at its election, to convert all or any portion of the Outstanding Balance into ordinary shares at a conversion price equal to 80% of the lowest volume weighted average price measured during the period of ten (10) trading days prior to the conversion, subject to the restriction of the floor price. The Convertible Note contains a floor price of $0.178 for the possible future conversions into ordinary shares.

In addition, the Company may prepay all or a portion of the Convertible Note at any time by paying 110% of the Outstanding Balance elected for pre-payment. From the date of the issuance and sale of the Convertible Note and the Pre-Delivery Shares to the maturity date, the Company can extend the maturity date up to twice, for six months each time, and each exercise of this right will increase the Outstanding Balance by 5%. However, the Company can only exercise the right if: (i) for the first exercise, the Outstanding Balance is $850,000 or less, and for the second, it is $425,000 or less; (ii) no Trigger Event has occurred before the exercise date; (iii) the company has not received a non-qualification letter regarding any Nasdaq listing rule.

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

14. CONVERTIBLE NOTE-continued

The Company has identified and evaluated the embedded features of the Convertible Note, and concluded that (i) the Company call option, the Company extension right and contingent interest features for event of default are clearly and closely related to the debt host instrument and, therefore, are not required to be bifurcated under ASC 815, (ii) the conversion right is eligible for a scope exception from derivative accounting and is not required to be bifurcated under ASC 815. Consequently, the Company accounts for the convertible notes as a liability following the respective guidance of ASC 815 and ASC 470.

As Pre-delivery shares can be separately exercised, i.e. each can continue to exist unchanged when the other is exercised, the Company concluded that they were freestanding. The Pre-delivery Shares are considered a form of stock borrowing facility and are accounted for as own-share lending arrangement. The Company did not receive any proceeds or pay any consideration related to the Pre-delivery Shares, except that the Company received a one-time nominal fee of US$180 upon the issuance of the Pre-delivery Shares and will pay the same amount to the investors upon the return of Pre-delivery Shares, respectively. The Company accounted for the share lending arrangement as an issuance cost and recorded at fair value upon issuance date against additional paid-in capital. Although legally issued, the Pre-delivery Shares were not considered outstanding and therefore excluded from basic and diluted loss per share unless default of the share lending arrangement occurs, at which time the Pre-delivery Shares would be included in the basic and diluted loss per share calculation.

On May 13, 2025, the Company and the Investor entered into an amendment to the Convertible Note (the “Amendment”). The Amendment revised the definition of the “Conversion Price” under the Note, which now means 80% multiplied by the lower of: (a) the closing trade price of the Ordinary Shares on the prior trading day, and (b) the average closing trade price of the Ordinary Shares for the prior 10 trading days.

Pursuant to ASC 470-50 and ASC 815, the Amendment only modifies the conversion price and does not create a substantial difference between the original and modified debt instruments, and thus extinguishment accounting and debt restructuring treatment are not applicable. No gain or loss is recognized, nor is remeasurement of the Convertible Note required, on the amendment date. The Company has accounted for the Amendment in accordance with the relevant provisions of the aforementioned standards.

During the year ended December 31, 2025, the Company issued an aggregate of 5,651,591 (after the Share Combination: 188,387) ordinary shares in connection with the conversion of the Convertible Note, with the conversion price determined in accordance with the terms and conditions set forth above. Accordingly, the carrying value of the Convertible Note was derecognized to the extent of conversion, and ordinary share capital and additional paid-in capital were increased correspondingly. As of December 31, 2025, the remaining outstanding balance of the Convertible Note was US$604,664.

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

14. CONVERTIBLE NOTE-continued

The amortized cost of the Convertible Note as of December 31, 2024 and 2025 consisted of the following:

Amount
Convertible Note Principal- Issued in November 2024	$1,851,000
Convertible Note Interest Adjustment	(135,715)
Fair value adjustment for Pre-Delivery Shares related to the issuance of Convertible Note	(846,360)
As of December 31, 2024	$868,925
Convertible Note Interest Adjustment	$241,804
Repay the principal	(100,000)
Ordinary shares Issued from conversions of Convertible Note	(406,065)
As of December 31, 2025	$604,664

On March 30, 2026, the Company completed the full repayment of all outstanding principal, accrued and unpaid interest, and all other contractual obligations related the Convertible Note.